Vessels, net - Vessels (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, at the beginning of period	$ 95,550
Balance, at the end of period	749,088	$ 95,550
Cost | Vessels
Balance, at the beginning of period	95,550	97,100
Acquisition of subsidiary	672,300
Vessels transferred from held for sale		66,449
Vessels sold	(3,900)
Impairment loss		(67,999)
Balance, at the end of period	763,950	95,550
Accumulated Depreciation | Vessels
Balance, at the beginning of period	0	(672)
Vessels sold	104
Impairment loss		4,138
Depreciation	(14,966)	(3,466)
Balance, at the end of period	(14,862)	0
Net Book Value | Vessels
Balance, at the beginning of period	95,550	96,428
Acquisition of subsidiary	672,300
Vessels transferred from held for sale		66,449
Vessels sold	(3,796)
Impairment loss		(63,861)
Depreciation	(14,966)	(3,466)
Balance, at the end of period	$ 749,088	$ 95,550